Cover	Sep. 25, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42867
Entity Registrant Name	FutureCrest Acquisition Corp.
Entity Central Index Key	0002074697
Entity Tax Identification Number	98-1871328
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	150 East 52nd Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	732
Local Phone Number	698-8220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-quarter of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-quarter of one redeemable warrant
Trading Symbol	FCRS.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FCRS
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	FCRS WS
Security Exchange Name	NYSE